Business Combination and Acquisitions (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended				3 Months Ended		11 Months Ended	12 Months Ended
	Aug. 04, 2021	Feb. 04, 2021	Feb. 28, 2021	Feb. 03, 2021	Jul. 31, 2019	May 31, 2019	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Dec. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Business Acquisition [Line Items]
Proceed from issuance of new term loan		$ 525,000
Proceeds from forward purchase agreement		200,000
Proceeds from PIPE Investment									$ 627,500
Expenses related to business combination				$ 800							$ 3,900
Business combination debt issuance cost		20,200
Acquisition-related expenses			$ 4,317				$ 9,778	$ 3,368	14,348			$ 26,709	$ 15,577
Investor rights agreement, termination, description										The director appointment rights under the Investor Rights Agreement will terminate as to a party when such party, together with its permitted transferees, has less than certain ownership thresholds (with respect to the affiliates of Insight Partners, the greater of 33% of the economic interests in us that such affiliates of Insight Partners owned immediately after the Closing Date and 2% of the Company’s voting securities, and with respect to CC Capital (on behalf of the Sponsor), less than 17% of the economic interests in the Company that it owned immediately after the Closing Date). The registration rights in the Investor Rights Agreement will terminate as to each holder of the Company’s shares of common stock when such holder ceases to hold any of the Company’s common stock or securities exercisable or exchangeable for the Company’s common stock.
Proceeds from term loan								$ 284	23,377			492,588	$ 480,000
Contingent consideration			158,598							$ 158,598
Acquisition-related obligations			$ 2,000				$ 2,000			$ 2,000		3,100
Intangible assets based on estimated fair values		830,000
Amber Road Inc.
Business Acquisition [Line Items]
Business combination fixed consideration					$ 428,600
Weighted-average amortization period					10 years 4 months 24 days
Amber Road Inc. | Term Loan Due 2024
Business Acquisition [Line Items]
Proceeds from term loan					$ 35,600
Business Combination
Business Acquisition [Line Items]
Voting rights			0.00%							0.00%
Averetek
Business Acquisition [Line Items]
Business combination fixed consideration						$ 8,700
Weighted-average amortization period						8 years 3 months 18 days
Contingent consideration upon successful attainment of earn-out criteria						$ 2,000
Period of contingent consideration						2 years
Contingent consideration			$ 2,000							$ 2,000		$ 2,000
Cash payment						$ 7,600
Acquisition-related obligations						1,100
Net liabilities assumed						600
Intangible assets based on estimated fair values						4,100
Goodwill						$ 7,200
RSUs
Business Acquisition [Line Items]
Vesting period							10 years			10 years
CCNB1
Business Acquisition [Line Items]
Principal deposited in trust account		414,000
Acquisition-related expenses				$ 16,900
E2open Holdings, LLC
Business Acquisition [Line Items]
Expenses related to business combination									6,500
Business combination debt issuance cost									600
Acquisition-related expenses									$ 31,000
PIPE Investment
Business Acquisition [Line Items]
Proceeds from PIPE Investment		627,500
Acquisition-related expenses		10,900
Initial Public Offering
Business Acquisition [Line Items]
Business combination deferred underwriting costs		14,500
Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value			$ 0.0001				$ 0.0001			$ 0.0001
Class A Common Stock | PIPE Investment
Business Acquisition [Line Items]
Proceeds from investor purchasing		$ 695,000
Stock issued during period shares acquisitions		69.5
Class V Common Stock
Business Acquisition [Line Items]
Common stock, par value			0.0001							0.0001
Class V Common Stock | Forecast
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Common stock, terms of conversion, description	for a number of shares of Class A Common Stock equal to the number of exchanged Common Units by delivering a written notice to E2open Holdings, with a copy to the Company; provided that (a) if a holder of Common Units holds more than 100,000 Common Units as of the Closing Date, such holder will not be permitted to exchange a number of Common Units less than the lessor of (1) 100,000 Common Units and (2) all of the Common Units then held by such holder or (b) if a holder of Common Units holds 100,000 Common Units or less than the lesser of (1) 50% of the Common Units held by such holder as of the Closing Date and (2) all of the Common Units then held by such holder, subject in each case to the limitations and requirements set forth in the Third Company Agreement regarding such exchanges
Common stock par value	For each Common Unit exchanged, one share of Class V Common Stock will be canceled and one share of Class A Common Stock will be issued to the exchanging member
Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value			$ 0.0001							$ 0.0001
Class A Common Stock | Forecast
Business Acquisition [Line Items]
Number of days volume-weighted Average Price	5 days